Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of Other Financial Liabilities
As of December 31, this item includes:

	Total		Current		Non-current
	2018	2 0 1 9	2018	2019	2018	2019
Bank overdrafts (Note 9)	119	—	119	—	—	—
Bank loans (a)	1,023,481	553,658	810,188	424,362	213,293	129,296
Finance leases (b)	33,488	22,980	13,514	9,749	19,974	13,231
Lease liability for right-of-use asset (c)	—	80,216	—	18,246	—	61,970
Other financial entities (d)	145,584	142,212	2,653	1,903	142,931	140,309

	1,202,672	799,066	826,474	454,260	376,198	344,806

Summary of Bank Loan
As of December 31, 2018, and 2019 includes bank loans in local and foreign currency for working capital. These obligations bear fixed interest rates ranging from 1.6% to 15.8% in 2018 and from 1.0% to 12.0% in 2019.

			Current				Non-current
	Interest	Date of	At December, 31				At December, 31
	rate	maturity	2018		2019		2018		2019
GyM S.A.	1.00% / 11.00%	2022	227,770		170,798	(iii)	—		26,401
Graña y Montero S.A.A.	9.10% / 10.10%	2022	206,836	(ii)	112,854	(iv)	125,547	(i)	—
Viva GyM S.A.	7.00% / 12.00%	2020	129,617		110,343		2,102		—
GMP S.A.	5.05% / 6.04%	2026	22,587		30,367		85,644		102,895
GyM Ferrovías S.A.	Libor USD 1M + 2%	2019	209,463		—		—		—
Concar S.A.	15.75%	2019	13,915		—		—		—

			810,188		424,362		213,293		129,296

Summary of Finance Lease Obligations

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2018	2019	2018	2019
Viva GyM S.A.	7.79% / 9.04%	2023	3,488	4,297	8,582	7,399
GyM S.A.	1.98% / 9.07%	2023	4,523	3,395	9,314	5,678
GMP S.A.	4.02% / 6.28%	2022	4,034	1,511	1,522	154
Concar S.A.	4.30% / 5.05%	2020	1,469	546	556	—

			13,514	9,749	19,974	13,231

Summary of Minimum Payment by Maturity and Present Value of Finance Lease Obligations
The minimum payments to be made according to their maturity and the present value of the leasing obligations are as follows:

	At December 31,
	2018	2019
Up to 1 year	15,151	10,826
From 1 to 5 years	21,583	16,813

	36,734	27,639
Future financial charges	(3,246)	(4,659)

Present value of the obligations for finance lease contracts	33,488	22,980

Summary of Lease Liability for Right-of-use Asset
c)	Lease liability for right-of-use asset (Note 3.1)

			At December, 31
	Interest	Date of	2019
	rate	maturity	Current	Non-current
GMP S.A.	6.59% / 7.80%	2023	10,584	10,261
Graña y Montero S.A.A.	7.88%	2027	4,888	50,362
GyM S.A.	7.65%	2022	1,592	541
Concar S.A.	5.55%	2024	1,171	806
Other minors	6.31% / 10.00%	2020	11	—

			18,246	61,970

Summary of Minimum Payment by Maturity and the Present Value of the Lease Liability for Right-of-use Asset Obligations
The minimum payments to be made according to their maturity and the present value of the lease liability for right-of-use
asset obligations are as follows:

At December 31, 2019
Up to 1 year	24,966
From 1 to 5 years	69,955
Over 5 years	7,603

102,524
Future financial charges	(22,308)

Present value of the lease liability for right-of-use asset obligations	80,216

Summary of Present Value of Lease Liability for Right-of-use Asset	The present value of the lease liability for right-of-use asset obligations are as follows:

At December 31, 2019
Up to 1 year	18,246
From 1 year to 5 years	54,595
Over 5 years	7,375

80,216

Summary of Carrying Amount and Fair Value of Borrowings
The book value and fair value of financial liabilities are as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2018	2019	2018	2019
Bank overdrafts	119	—	119	—
Bank loans	1,023,481	553,658	1,152,885	572,019
Finance leases	33,488	22,980	38,399	23,027
Lease liability for right-of-use asset	—	80,216	—	96,799
Other financial entities	145,584	142,212	145,584	142,212

	1,202,672	799,066	1,336,987	834,057

Obligations under finance leases [member]
Statement [line items]
Summary of Present value of Finance Lease Obligations	The present value of the finance lease agreements obligations are as follows:

	At December 31,
	2018	2019
Up to 1 year	13,514	9,749
From 1 year to 5 years	19,974	13,231

	33,488	22,980